Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
9.	INTANGIBLE ASSETS, NET

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Customer relationships	—	620,100	97,307
Patents and technologies	—	67,900	10,655
Trademarks and domain names	7,020	497,098	78,006
Software and copyrights	20,807	71,752	11,259
Others	7,469	3,637	571

	35,296	1,260,487	197,798

Less: accumulated amortization
Customer relationships	—	(32,637)	(5,121)
Patents and technologies	—	(8,138)	(1,277)
Trademarks and domain names	(3,035)	(20,722)	(3,252)
Software and copyrights	(10,268)	(26,692)	(4,189)
Others	(5,420)	(2,531)	(397)

	(18,723)	(90,720)	(14,236)

Intangible assets, net	16,573	1,169,767	183,562

Amortization expense of intangible assets for the years ended December 31, 2019, 2020 and 2021 was RMB
2,851
,
RMB7,663
 and
RMB72,299
(US$
11,345
), respectively. As of December 31, 2021, estimated amortization expense of the existing intangible assets for each of the next five years and thereafter is as follows:

	RMB	US$
2022	171,065	26,844
2023	170,140	26,699
2024	168,476	26,438
2025	166,454	26,120
2026 and thereafter	493,632	77,461

Total	1,169,767	183,562